Shareholder Lawsuit (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Garfield vs Capnia, Inc. [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Professional fees	$ 175